FINANCIAL INSTRUMENTS - Fair values of derivative instruments designated and not designated as cash flow hedges (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Total derivative instruments -short-term assets	$ 121	$ 4,617
Total derivative instruments - long-term assets	15,523	13,608
Total derivative instruments - short-term liabilities	14,884	12,366
Total derivative instruments - long-term liabilities	103	8,965
Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments -short-term assets	0	4,333
Total derivative instruments - long-term assets	1,631	2,357
Total derivative instruments - long-term liabilities	103	0
Designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	2,212	0
Designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	0	11,845
Total derivative instruments - long-term liabilities	0	8,965
Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments -short-term assets	100	300
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments -short-term assets	121	284
Total derivative instruments - long-term assets	11,515	11,251
Not designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	165	0
Not designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	14,884	85
Not designated as hedging instrument | Commodity swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	$ 0	$ 436